Note 8 - Related Party Transactions (Tables)	6 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of transaction with key management personnel [text block]
	Management fees	Consulting fees	Share-based payments	Total

Period ended September 30, 2024
Current and former directors, officers and companies controlled by them	$334,500	$-	$-	$334,500

Period ended September 30, 2023
Current and former directors, officers and companies controlled by them	$228,900	$61,200	$575,625	$865,725

Disclosure of transactions between related parties [text block]
	September 30, 2024	March 31, 2024

Current and former directors, officers and companies controlled by them	$233,358	$86,980